SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 1,275	$ 2,722
NIS - linked to Prime Rate [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 589	2,674
Annual interest rate, minimum	2.45%
Annual interest rate, maximum	2.50%
Current Maturities Of Long Term Debt From Banks [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 686	$ 48